BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6%
Georgia — 1.9%
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,680,539
Illinois — 1.5%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,124,948
Kentucky — 2.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	3,000,000	3,048,695
Massachusetts — 87.8%
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Sustainable Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000	1,052,923
Boston, GO, Ser. A	3.00	11/1/2034	2,035,000	1,999,093
Boston, GO, Ser. A	5.00	11/1/2037	2,750,000	3,223,161
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,148,045
Gloucester, GO, Refunding	3.00	9/15/2032	925,000	918,834
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	708,456
Groton, GO	3.00	8/15/2033	390,000	385,294
Hingham, GO	3.00	2/15/2034	1,240,000	1,222,448
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	485,000	492,655
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,341,705
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,893,634
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	561,805
Massachusetts, GO, Ser. A	5.00	5/1/2043	1,000,000	1,110,787
Massachusetts, GO, Ser. C	5.00	10/1/2052	2,500,000	2,701,796
Massachusetts, GO, Refunding Ser. A	5.00	7/1/2037	1,000,000	1,009,864
Massachusetts, GO, Refunding Ser. D	4.00	11/1/2035	2,500,000	2,597,063
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,151,989
Massachusetts Bay Transportation Authority,Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	691,253
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,172,155
Massachusetts Bay Transportation Authority,Revenue Bonds, Refunding, Ser. A1	5.00	7/1/2038	600,000	691,253
Massachusetts Clean Water Trust, Revenue Bonds Ser. 25B	5.00	2/1/2041	1,000,000	1,131,087
Massachusetts College Building Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	5/1/2033	535,000	520,185
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,295,223
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	2,576,650
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	172,275
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	287,789
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	337,124
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	351,999
Massachusetts Development Finance Agency, Revenue Bonds (The Trustees of The Deerfield Academy)	5.00	10/1/2032	1,150,000	1,340,954

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 87.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,496,407
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2032	1,910,000	1,929,159
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2035	1,000,000	1,028,339
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,620,155
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	1,002,878
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	358,099
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	377,921
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,502,630
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,023,224
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	842,910
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group) Ser. E	5.00	7/1/2025	500,000	504,545
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,050,016
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group) Ser. U1(b)	1.95	3/1/2048	100,000	100,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group) Ser. U2(b)	1.95	3/1/2048	2,100,000	2,100,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,291,392
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	1,017,652
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2036	500,000	504,965
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	397,644
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	469,051
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	822,203
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	850,592
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,509,223
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	738,966
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,731,158
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	704,881
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,005,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 87.8% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2025	500,000	503,683
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	763,575
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2036	2,000,000	2,092,603
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,364,111
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	515,020
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	514,040
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,006,324
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,506,176
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	427,149
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2026	850,000	877,297
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2043	1,000,000	1,046,660
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A2	5.00	7/1/2037	2,000,000	2,168,474
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,800,000	3,113,552
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	564,568
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	434,636
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	487,595
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	502,219
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,388,821
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,350,000	1,637,212
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Partners Healthcare) (LOC; TD Bank NA) Ser. F3(b)	2.80	7/1/2040	100,000	100,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sustainable Bond) (Amherst College) Ser. J2	5.00	11/1/2033	2,000,000	2,366,355
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,223,033
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	2,395,000	2,401,780
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	919,283
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. 195	4.00	12/1/2048	445,000	445,903

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
Massachusetts — 87.8% (continued)
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,145,000	1,127,165
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	215,000	214,313
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,150,000	1,154,710
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	475,000	472,210
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,370,000	1,349,687
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	281,232
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	335,612
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,654,465
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,066,220
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	916,924
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	526,191
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,091,931
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,125,209
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,750,061
Massachusetts Transportation Fund, Revenue Bonds, Refunding Ser. A	5.00	6/1/2042	750,000	818,647
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	8/1/2040	1,300,000	1,497,302
Medway, GO	3.00	9/1/2031	500,000	497,604
Medway, GO	3.00	9/1/2032	700,000	694,014
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,406,930
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000	315,036
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	993,174
Sharon, GO	3.00	2/15/2033	1,750,000	1,723,268
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,101,168
The Massachusetts Clean Water Trust, Revenue Bonds (Sustainable Bond) Ser. 20	5.00	2/1/2033	2,300,000	2,307,652
Waltham, GO	3.00	10/15/2032	1,160,000	1,153,509
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,136,818
Worcester, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	2/15/2033	2,000,000	1,748,001
				123,896,316
Nebraska — 2.3%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	3,000,000	3,191,224
New York — 3.9%
New York City Municipal Water Finance Authority, Revenue Bonds Ser. BB(b)	2.80	6/15/2051	800,000	800,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.6% (continued)
New York — 3.9% (continued)
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project) Ser. 1(c)	5.00	11/15/2044	2,250,000	2,251,239
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,516,151
				5,567,390
U.S. Related — 1.0%
Antonio B Won Pat International Airport Authority, Revenue Bonds Ser. B	5.00	10/1/2031	100,000	110,041
Antonio B Won Pat International Airport Authority, Revenue Bonds Ser. B	5.00	10/1/2034	100,000	111,278
Antonio B Won Pat International Airport Authority, Revenue Bonds Ser. B	5.00	10/1/2038	125,000	137,739
Puerto Rico, Notes(b)	1.00	11/1/2051	416,675	222,921
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	322,062
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	273,753
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	303,624
				1,481,418
Total Investments (cost $144,926,917)			100.6%	141,990,530
Liabilities, Less Cash and Receivables			(.6)%	(823,492)
Net Assets			100.0%	141,167,038

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $2,251,239 or 1.6% of net assets.

See notes to statement of investments.

Statement of Investments
BNY Mellon Massachusetts Intermediate Municipal Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	141,990,530	—	141,990,530

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2024, accumulated net unrealized depreciation on investments was $2,936,387, consisting of $882,374 gross unrealized appreciation and $3,818,761 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.